Earnings per Share - Reconciliation of Basic Weighted-Average Common Shares Outstanding to Diluted Weighted-Average Shares Outstanding (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 29, 2017	Jul. 30, 2016	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
Earnings Per Share [Abstract]
Basic weighted-average common shares outstanding	63,769,388	51,269,600	59,617,447	51,706,320	51,587,164	52,761,380	52,789,250
Dilutive stock options	1,751,220	231,840	1,670,652	426,400	186,521	57,589	8,181
Dilutive restricted stock units	8,083		13,137
Diluted weighted-average common shares	65,528,691	51,501,440	61,301,236	52,132,720	51,773,685	52,818,969	52,797,431